Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies
29	Commitments and contingencies

Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2018 and 2019, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.